CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,184)	$ (683)	$ (3,878)	$ (88,150)
(Gain) loss on sale of mortgage servicing rights	(50)		(160)	6,547
Change in fair value of mortgage servicing rights	(61)	(38)	126	21,962
Gain on sale of mortgage loans			(66,086)	(35,193)
Change in fair value of mortgage loans held-for-sale	7,265	868	(3,395)	15,955
Change in fair value of derivatives lending, net	1,314	215	4,076	7
Change in provision for repurchases	574	(802)	111	5,227
Origination of mortgage loans held-for-sale	(482,129)	(849,898)	(2,903,454)	(2,746,893)
Sale and principal reduction on mortgage loans held-for-sale	637,981	823,850	2,828,344	3,381,758
Gain from trust REO		(1,871)	(111)	(7,393)
Change in fair value of net trust assets, excluding trust REO	(9,248)	3,544	(6,471)	13,081
Change in fair value of long-term debt	(1,642)	(1,025)	(2,098)	(1,899)
Accretion of interest income and expense	5,931	14,173	50,751	65,524
Amortization of debt issuance costs and discount on note payable				4
Stock-based compensation	260	218	884	702
Accretion of interest expense on corporate debt				242
Loss on disposal of premises and equipment			99
Net change in other assets	1,889	(7,509)	2,307	18,289
Net change in other liabilities	(1,062)	854	(5,559)	(15,918)
Net cash provided by (used in) operating activities	144,730	(38,414)	(104,514)	633,852
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in securitized mortgage collateral	72,889	136,953	160	14,716
Proceeds from the sale of mortgage servicing rights	50
Investment in corporate-owned life insurance	(932)	(270)
Purchase of premises and equipment	143		7,703	21,977
Proceeds from the sale of trust REO		1,529	599,981	460,260
Net cash provided by investing activities	109,650	138,232
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of MSR financing			(2,640,818)	(3,200,268)
Borrowings under MSR financing			2,774,425	2,650,637
Repayment of warehouse borrowings	(595,625)	(783,142)	(654,073)	(518,594)
Borrowings under warehouse agreements	460,807	835,708	458	1,812
Repayment of securitized mortgage borrowings	(78,818)	(153,408)		(5,000)
Repayment of convertible notes				(125)
Net change in liabilities related to corporate owned life insurance	116	111	1
Issuance of restricted stock	2	1		46
Retirement of restricted stock			(520,007)	(1,071,492)
Net cash used in financing activities	(213,518)	(100,730)
Net change in cash, cash equivalents and restricted cash	40,862	(912)
Cash, cash equivalents and restricted cash at end of period	76,074	58,840
SUPPLEMENTARY INFORMATION:
Interest paid			7,976	10,922
Taxes (paid) refunded, net			$ 536	2,094
NON-CASH TRANSACTIONS
Transfer of securitized mortgage collateral from trust REO	467	2,327		10,757
Mortgage servicing rights retained from issuance of mortgage backed securities and loan sales	$ 46	$ 121		242
Recognition of corporate-owned life insurance cash surrender value (included in Other assets)				125
Recognition of corporate-owned life insurance trusts (included in Other liabilities)				$ 125